Non-controlling interests - Disclosure of non-controlling interests by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	£ 64	£ 45	£ 47
Equity attributable to non-controlling interest	660	968
Dividends paid to non-controlling interest	64	45
Other non-controlling interests
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	0	0
Equity attributable to non-controlling interest	5	1
Dividends paid to non-controlling interest	0	0
Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	40	31
Equity attributable to non-controlling interest	529	529
Dividends paid to non-controlling interest	40	31
Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	24	14
Equity attributable to non-controlling interest	126	438
Dividends paid to non-controlling interest	£ 24	£ 14